Financial Risk Management - Disclosure of Customer Finance Fair Value Reconciliation (Detail) kr in Millions	12 Months Ended
Dec. 31, 2018 SEK (kr)
Disclosure of customer finance reconciliation [abstract]
Opening balance	kr 3,931
Additions	6,100
Disposals/repayments	(6,200)
Revaluation	(1,073)
Translation difference	126
Closing balance	2,884
Of which non-current	kr 1,180